General information, statement of compliance with IFRS and going concern assumption - Schedule of information of subsidiaries before elimination of intercompany transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Assets	$ 21,516,881	$ 36,624,098
Liabilities	67,895,472	33,907,713
Sales	14,636,763	20,191,935	$ 9,415,119
Net income (loss)	(76,985,584)	(7,892,168)	(60,387,182)
Comprehensive income (loss)	$ (77,938,139)	$ (7,892,157)	$ (57,308,752)
G-Frame
Disclosure of subsidiaries [line items]
Name of the subsidiary	G-Frame	G-Frame
Assets	$ 4,327,690	$ 7,558,305
Liabilities	6,976,169	6,826,664
Sales	1,330,525	1,563,390
Net income (loss)	(770,472)	(1,313,838)
Comprehensive income (loss)	$ (963,675)	$ (1,423,354)
G-SMATT Europe Media Limited and its subsidiary (G-SMATT Europe) [Member]
Disclosure of subsidiaries [line items]
Name of the subsidiary	G-SMATT Europe	G-SMATT Europe
Assets	$ 335,725	$ 1,451,597
Liabilities	7,037,675	5,908,020
Sales	528,274	208,741
Net income (loss)	(1,992,481)	(955,207)
Comprehensive income (loss)	$ (2,336,322)	$ (761,722)
G-SMATT Tech
Disclosure of subsidiaries [line items]
Name of the subsidiary	G-SMATT Tech	G-SMATT Tech
Assets	$ 5,123	$ 74,730
Liabilities	6,077,379	6,245,793
Sales	776	37,607
Net income (loss)	(77,173)	(537,693)
Comprehensive income (loss)	$ (56,037)	$ (130,280)
G-SMATT America [Member]
Disclosure of subsidiaries [line items]
Name of the subsidiary	G-SMATT America	G-SMATT America (*)
Assets	$ 31,698	$ 3,413,876
Liabilities	3,558,071	3,001,074
Sales	365,164	3,271,530
Net income (loss)	(3,948,508)	(3,116,733)
Comprehensive income (loss)	$ (3,893,128)	$ (3,255,977)